Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000039809
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,186	$ 16,583	$ 16,332	$ 16,000	$ 15,616	$ 15,404	$ 14,981	$ 15,497	$ 15,206	$ 15,100	$ 15,007	$ 14,363	$ 13,464	$ 13,734	$ 14,209	$ 14,389	$ 14,184	$ 13,888	$ 14,004	$ 13,888	$ 13,605	$ 13,939	$ 13,297	$ 13,538	$ 12,950	$ 12,730	$ 13,551	$ 13,931	$ 13,330	$ 13,992	$ 14,029	$ 14,813	$ 14,874	$ 15,119	$ 15,683	$ 15,408	$ 15,565	$ 15,252	$ 15,643	$ 15,453	$ 15,264	$ 15,107	$ 15,029	$ 14,595	$ 14,505	$ 14,327	$ 14,461	$ 14,207	$ 13,427	$ 13,537	$ 13,680	$ 13,405	$ 12,977	$ 12,735	$ 12,317	$ 11,614	$ 12,559	$ 12,834	$ 12,658	$ 12,585	$ 12,411	$ 12,328	$ 12,339	$ 12,287	$ 12,246	$ 11,877	$ 12,000	$ 11,846	$ 11,682	$ 11,466	$ 11,025	$ 11,341	$ 11,235	$ 11,707	$ 11,736	$ 11,601	$ 11,476	$ 11,476	$ 11,351	$ 11,322	$ 11,351	$ 11,562	$ 11,380	$ 11,314	$ 11,231	$ 11,139	$ 11,092	$ 11,028	$ 10,936	$ 10,899	$ 10,816	$ 10,742	$ 10,705	$ 10,576	$ 10,456	$ 10,417	$ 10,469	$ 10,616	$ 10,607	$ 10,616	$ 10,435	$ 10,340	$ 10,296	$ 10,279	$ 10,029	$ 10,029	$ 10,305	$ 10,372	$ 10,388	$ 10,114	$ 10,239	$ 10,538	$ 10,330	$ 10,413	$ 10,380	$ 10,396	$ 10,430	$ 10,122	$ 10,172	$ 10,139	$ 10,000
C000038019
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 15,640	16,023	15,781	15,474	15,103	14,886	14,477	14,988	14,707	14,605	14,516	13,901	13,031	13,304	13,764	13,938	13,739	13,453	13,565	13,466	13,193	13,516	12,894	13,139	12,556	12,355	13,162	13,531	12,949	13,590	13,626	14,398	14,457	14,695	15,253	14,991	15,143	14,828	15,208	15,034	14,861	14,698	14,633	14,211	14,124	13,961	14,102	13,845	13,095	13,202	13,342	13,084	12,667	12,431	12,024	11,348	12,270	12,549	12,377	12,313	12,143	12,062	12,072	12,022	11,992	11,630	11,761	11,600	11,450	11,239	10,817	11,127	11,023	11,495	11,524	11,391	11,269	11,278	11,155	11,136	11,174	11,382	11,202	11,135	11,062	10,980	10,925	10,871	10,789	10,752	10,671	10,607	10,570	10,452	10,334	10,303	10,363	10,509	10,509	10,518	10,346	10,251	10,209	10,200	9,960	9,960	10,234	10,315	10,331	10,065	10,190	10,489	10,298	10,381	10,356	10,373	10,414	10,115	10,165	10,132	10,000
C000017419
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,435	11,780	11,618	11,434	11,148	11,025	10,814	11,146	11,054	11,261	11,261	10,809	10,288	10,491	10,818	10,896	10,902	10,963	11,102	11,041	10,737	11,063	10,663	10,726	10,317	10,468	11,011	11,368	11,064	11,281	11,202	11,665	12,030	12,179	12,435	12,473	12,446	12,451	12,554	12,580	12,446	12,356	12,329	12,227	12,371	12,526	12,595	12,561	12,423	12,472	12,469	12,548	12,347	12,234	12,170	11,908	12,004	11,806	11,577	11,586	11,595	11,560	11,626	11,329	11,308	11,171	10,963	10,966	10,759	10,762	10,646	10,464	10,401	10,476	10,550	10,478	10,484	10,498	10,415	10,489	10,421	10,510	10,637	10,590	10,599	10,598	10,645	10,558	10,519	10,527	10,460	10,395	10,396	10,331	10,305	10,308	10,527	10,597	10,593	10,606	10,525	10,379	10,371	10,329	10,250	10,200	10,075	10,104	10,125	10,129	10,087	10,109	10,059	10,154	10,177	10,199	10,161	10,257	10,073	10,062	10,000
C000017420
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,200	11,541	11,383	11,204	10,924	10,794	10,599	10,927	10,838	11,031	11,044	10,602	10,080	10,292	10,603	10,682	10,689	10,762	10,900	10,841	10,543	10,865	10,484	10,548	10,136	10,297	10,823	11,176	10,878	11,093	11,018	11,476	11,838	11,986	12,230	12,269	12,244	12,262	12,354	12,383	12,252	12,175	12,151	12,052	12,186	12,340	12,410	12,389	12,245	12,295	12,294	12,375	12,178	12,068	12,007	11,750	11,849	11,655	11,430	11,441	11,452	11,420	11,487	11,195	11,177	11,042	10,838	10,843	10,640	10,645	10,532	10,353	10,292	10,368	10,445	10,374	10,382	10,399	10,318	10,394	10,328	10,427	10,547	10,502	10,513	10,514	10,564	10,479	10,443	10,463	10,398	10,326	10,330	10,268	10,244	10,249	10,470	10,542	10,539	10,554	10,484	10,331	10,325	10,294	10,217	10,168	10,046	10,076	10,100	10,105	10,066	10,089	10,051	10,139	10,172	10,197	10,161	10,259	10,077	10,060	10,000
C000218395
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 9,574	9,871	9,726	9,572	9,333	9,231	9,054	9,330	9,253	9,424	9,433	9,047	8,613	8,781	9,052	9,117	9,122	9,181	9,288	9,236	8,982	9,253	8,920	8,972	8,622	8,756	9,208	9,505	9,251	9,431	9,365	9,750	10,062	10,176	10,389	10,420	10,397	10,410	10,485	10,507	10,395	10,328	10,305	10,221	10,331	10,458	10,524	10,504	10,398	10,429	10,426	10,475	10,307	10,195	10,133	9,932	10,000
C000017426
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,669	12,912	12,624	12,377	12,132	12,095	11,871	12,077	11,800	11,672	11,802	11,237	10,622	10,700	10,957	11,176	10,929	10,684	10,812	10,745	10,679	10,927	10,529	10,520	9,770	9,747	10,559	10,685	10,353	11,153	11,129	11,824	11,797	12,433	12,768	12,538	12,935	13,001	13,408	13,277	13,275	13,223	13,091	12,783	12,987	13,284	13,450	13,111	12,432	12,416	12,697	12,548	12,002	11,468	10,662	10,334	12,724	12,979	12,794	12,414	12,518	12,419	12,439	12,548	12,390	11,880	11,945	11,893	11,771	11,621	11,045	10,939	11,065	11,318	11,075	11,398	11,072	11,264	11,465	11,618	11,630	11,846	11,771	11,645	11,628	11,619	11,596	11,372	11,230	11,288	11,254	11,061	11,013	10,757	10,566	10,371	10,772	10,839	10,752	10,512	10,312	9,942	9,938	9,675	9,338	9,176	9,250	9,413	9,425	9,181	9,339	9,454	9,436	9,599	9,641	9,456	9,474	9,397	9,485	9,866	10,000
C000017427
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,453	12,683	12,408	12,165	11,924	11,884	11,674	11,877	11,612	11,476	11,606	11,039	10,436	10,527	10,781	10,993	10,753	10,515	10,643	10,569	10,522	10,755	10,361	10,345	9,620	9,595	10,389	10,528	10,202	10,984	10,958	11,646	11,630	12,247	12,594	12,359	12,753	12,819	13,221	13,086	13,088	13,037	12,914	12,607	12,802	13,104	13,268	12,938	12,266	12,246	12,525	12,381	11,839	11,318	10,518	10,202	12,553	12,810	12,626	12,257	12,351	12,266	12,283	12,403	12,238	11,747	11,799	11,750	11,648	11,492	10,931	10,831	10,945	11,212	10,967	11,286	10,966	11,163	11,355	11,508	11,532	11,743	11,677	11,553	11,541	11,524	11,508	11,284	11,155	11,211	11,176	10,987	10,941	10,684	10,508	10,309	10,719	10,782	10,697	10,464	10,271	9,900	9,900	9,642	9,307	9,147	9,218	9,385	9,404	9,158	9,318	9,438	9,417	9,592	9,636	9,449	9,465	9,389	9,487	9,867	10,000
C000218396
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 9,958	10,133	9,921	9,711	9,518	9,489	9,327	9,489	9,270	9,155	9,257	8,812	8,328	8,404	8,605	8,762	8,582	8,388	8,488	8,421	8,383	8,577	8,264	8,242	7,667	7,635	8,272	8,384	8,110	8,750	8,717	9,275	9,253	9,739	10,013	9,833	10,143	10,194	10,513	10,396	10,395	10,353	10,261	10,007	10,166	10,398	10,528	10,261	9,741	9,716	9,935	9,818	9,401	8,995	8,363	8,129	10,000
C000094780
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 9,797	10,357	9,984	9,695	9,504	9,646	9,469	9,689	9,684	9,781	9,929	9,559	9,038	9,081	9,467	9,776	9,489	9,139	9,321	9,214	8,832	9,163	8,770	8,590	8,075	8,108	8,524	8,531	8,550	8,987	8,821	9,391	9,575	9,988	10,000	9,855	10,167	10,285	10,665	10,567	10,636	10,752	10,500	10,273	10,601	10,879	11,027	10,606	10,032	9,962	10,208	10,243	9,938	9,915	9,377	8,990	10,290	10,664	10,834	10,392	10,589	10,288	10,138	10,519	10,427	9,861	9,850	9,850	10,034	10,115	9,596	9,518	9,267	9,484	9,245	9,871	9,689	9,995	10,515	10,897	10,808	10,941	10,455	10,242	10,045	10,343	10,364	10,179	9,953	9,885	9,742	9,646	9,437	9,210	8,992	8,765	9,448	9,479	9,272	9,241	9,158	8,630	9,096	8,827	8,113	7,999	8,020	8,237	8,465	8,154	8,382	8,827	9,065	9,158	9,354	9,137	9,406	9,561	9,422	9,938	10,000
C000094781
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 9,760	10,323	9,951	9,663	9,472	9,615	9,452	9,659	9,667	9,752	9,900	9,544	9,010	9,055	9,440	9,750	9,463	9,114	9,297	9,190	8,820	9,140	8,747	8,567	8,053	8,086	8,515	8,510	8,529	8,967	8,813	9,371	9,556	9,970	9,982	9,838	10,150	10,268	10,649	10,551	10,621	10,737	10,486	10,259	10,587	10,854	11,015	10,593	10,019	9,949	10,195	10,230	9,925	9,902	9,363	8,988	10,277	10,652	10,822	10,381	10,577	10,277	10,138	10,519	10,427	9,860	9,837	9,849	10,034	10,114	9,596	9,517	9,267	9,483	9,244	9,871	9,688	9,995	10,516	10,887	10,809	10,942	10,456	10,243	10,045	10,343	10,364	10,179	9,953	9,885	9,742	9,646	9,437	9,209	8,991	8,774	9,447	9,478	9,271	9,240	9,167	8,629	9,095	8,836	8,121	7,997	8,018	8,235	8,463	8,152	8,390	8,825	9,064	9,157	9,354	9,136	9,406	9,561	9,421	9,938	10,000
C000105877
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,419	10,911	10,684	10,395	10,057	10,020	9,870	10,193	10,131	10,305	10,440	9,955	9,384	9,525	9,848	9,993	9,897	9,909	10,137	10,095	9,743	10,153	9,757	9,717	9,180	9,259	9,857	10,253	9,990	10,421	10,417	11,045	11,368	11,540	11,769	11,739	11,837	11,912	12,114	12,143	12,020	12,105	12,005	11,802	12,036	12,256	12,351	12,167	11,858	11,816	11,872	11,839	11,419	11,243	11,088	10,813	11,210	11,144	11,000	10,895	10,980	10,887	10,984	10,781	10,845	10,561	10,428	10,433	10,301	10,354	10,152	9,976	9,944	10,060	10,102	10,113	10,123	10,176	10,250	10,408	10,302	10,418	10,334	10,292	10,203	10,250	10,328	10,229	10,110	10,102	9,962	9,858	9,850	9,809	9,747	9,771	10,095	10,317	10,266	10,297	10,223	10,016	10,105	10,023	9,829	9,689	9,609	9,577	9,704	9,712	9,663	9,653	9,643	9,702	9,840	9,752	9,830	9,870	9,909	9,976	10,000
C000105878
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 10,361	10,838	10,627	10,340	10,005	9,968	9,808	10,130	10,082	10,255	10,391	9,908	9,341	9,470	9,805	9,950	9,855	9,868	10,096	10,055	9,693	10,103	9,721	9,670	9,147	9,227	9,823	10,219	9,958	10,388	10,373	11,012	11,336	11,507	11,737	11,708	11,796	11,872	12,074	12,115	11,993	12,079	11,981	11,779	12,013	12,223	12,330	12,136	11,840	11,789	11,845	11,824	11,406	11,230	11,075	10,800	11,197	11,131	10,987	10,894	10,971	10,880	10,976	10,773	10,837	10,555	10,424	10,432	10,301	10,354	10,152	9,976	9,944	10,060	10,102	10,113	10,123	10,176	10,250	10,408	10,302	10,418	10,334	10,292	10,203	10,250	10,328	10,229	10,110	10,102	9,962	9,858	9,850	9,809	9,747	9,771	10,095	10,317	10,266	10,297	10,223	10,016	10,105	10,023	9,829	9,689	9,609	9,577	9,704	9,712	9,663	9,653	9,643	9,702	9,840	9,752	9,830	9,870	9,909	9,976	10,000
C000148757
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,023	17,902	17,511	16,999	15,854	15,787	15,023	15,948	15,340	15,112	15,500	14,260	12,760	13,357	14,217	14,667	14,468	13,889	14,666	14,297	14,757	15,334	13,929	14,670	13,480	13,088	14,803	15,765	14,634	15,682	16,263	17,194	16,898	17,567	18,803	17,717	18,310	17,374	18,203	17,603	17,121	17,092	16,928	16,051	15,189	14,513	14,699	14,214	12,865	12,819	13,034	12,664	12,003	11,653	11,283	10,254	12,289	13,133	12,821	12,788	12,720	12,401	12,233	11,950	11,769	11,473	11,417	11,406	11,172	10,970	9,901	10,416	10,327	10,771	10,923	10,912	10,835	10,620	10,554	10,368	10,320	11,086	11,152	11,211	10,993	10,884	10,979	10,903	10,730	10,606	10,466	10,401	10,514	10,149	10,042	9,874	9,969	10,572	10,648	10,963	10,543	10,161	10,004	10,067	9,243	9,243	9,822	9,754	9,938	9,549	9,592	10,019	9,785	10,091	10,222	10,454	10,389	10,278	9,947	10,000
C000148758
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 16,869	17,754	17,357	16,862	15,712	15,663	14,904	15,810	15,209	14,997	15,382	14,141	12,650	13,257	14,101	14,561	14,351	13,792	14,551	14,184	14,658	15,219	13,836	14,575	13,392	13,002	14,699	15,668	14,544	15,589	16,168	17,081	16,791	17,457	18,687	17,613	18,203	17,271	18,101	17,504	17,024	16,999	16,848	15,975	15,108	14,446	14,632	14,153	12,810	12,775	12,983	12,613	11,967	11,610	11,253	10,215	12,244	13,086	12,775	12,747	12,690	12,372	12,199	11,927	11,746	11,456	11,400	11,377	11,158	10,956	9,888	10,407	10,319	10,762	10,908	10,908	10,830	10,609	10,555	10,368	10,320	11,087	11,152	11,211	10,993	10,885	10,979	10,904	10,730	10,606	10,466	10,401	10,525	10,150	10,042	9,874	9,969	10,572	10,648	10,963	10,543	10,161	10,005	10,067	9,243	9,243	9,822	9,754	9,928	9,549	9,592	10,019	9,785	10,091	10,222	10,454	10,389	10,278	9,947	10,000
C000017389
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000017421
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,072	24,349	23,853	23,444	22,465	22,553	21,691	22,830	21,633	20,610	20,435	19,046	17,652	18,391	19,102	19,660	18,907	17,513	18,057	18,084	18,112	18,614	17,582	18,298	17,036	15,112	16,607	16,828	15,684	17,414	17,114	18,701	18,324	18,337	18,844	17,668	18,040	17,236	17,932	17,500	17,452	17,728	17,284	16,768	16,145	14,801	14,561	13,879	11,959	12,047	12,257	11,750	11,275	11,110	10,580	9,455	11,772	13,228	13,691	13,344	12,862	12,780	12,305	12,959	12,911	11,761	12,752	12,401	12,449	12,009	10,846	12,195	11,895	13,185	13,377	13,269	12,747	12,741	12,717	12,783	13,011	13,726	13,059	12,851	12,536	12,552	12,118	12,185	12,020	11,757	11,767	11,778	11,731	11,520	11,329	11,148	10,313	10,559	10,530	10,395	9,956	9,976	9,860	9,918	9,194	9,030	9,681	10,005	10,050	9,415	9,795	10,366	10,402	10,613	10,476	10,338	10,517	9,827	10,320	10,308	10,000
C000017422
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 23,586	23,859	23,370	22,968	22,019	22,106	21,272	22,393	21,214	20,223	20,050	18,681	17,321	18,049	18,750	19,300	18,571	17,197	17,733	17,774	17,802	18,297	17,279	17,996	16,750	14,862	16,339	16,557	15,427	17,135	16,840	18,420	18,047	18,060	18,561	17,411	17,767	16,984	17,660	17,245	17,209	17,470	17,043	16,533	15,927	14,598	14,373	13,703	11,800	11,888	12,107	11,603	11,133	10,969	10,455	9,340	11,614	13,058	13,517	13,183	12,712	12,637	12,166	12,814	12,766	11,640	12,616	12,275	12,323	11,893	10,739	12,077	11,779	13,062	13,253	13,145	12,632	12,632	12,608	12,680	12,901	13,617	12,955	12,753	12,444	12,460	12,038	12,105	11,946	11,683	11,694	11,709	11,663	11,457	11,267	11,090	10,262	10,507	10,478	10,344	9,910	9,934	9,819	9,881	9,159	9,000	9,650	9,974	10,020	9,388	9,768	10,340	10,381	10,596	10,459	10,321	10,504	9,818	10,312	10,304	10,000
C000017415
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,886	22,210	21,936	21,763	20,481	21,036	20,063	21,000	19,760	18,918	19,033	17,663	16,361	17,051	17,818	18,402	17,663	16,023	16,642	16,713	17,332	17,705	16,410	17,143	16,175	14,473	15,901	16,333	15,125	17,026	16,656	18,069	18,008	17,719	18,598	17,537	18,042	17,202	18,036	17,707	17,805	18,323	17,604	16,842	16,081	14,576	14,095	13,270	11,426	11,233	11,336	10,949	10,380	10,217	9,667	8,524	11,596	13,059	13,597	13,031	12,429	12,347	11,727	12,695	12,524	11,509	12,642	12,182	12,435	11,904	10,511	12,202	12,046	13,641	14,022	13,979	13,678	13,791	13,447	13,410	13,399	14,188	13,506	13,338	12,881	12,727	12,008	12,127	11,953	11,596	11,705	11,685	11,695	11,581	11,283	11,171	9,878	10,175	9,992	9,819	9,242	9,336	9,222	9,232	8,374	8,171	8,966	9,512	9,542	9,078	9,623	10,099	10,435	10,682	10,512	10,465	10,516	9,789	10,180	10,158	10,000
C000017417
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 21,604	21,928	21,655	21,479	20,220	20,765	19,808	20,735	19,521	18,682	18,799	17,451	16,163	16,847	17,602	18,185	17,458	15,832	16,444	16,516	17,134	17,501	16,220	16,949	15,995	14,311	15,721	16,156	14,963	16,844	16,479	17,876	17,820	17,532	18,409	17,358	17,861	17,029	17,855	17,532	17,631	18,147	17,432	16,681	15,929	14,438	13,966	13,147	11,320	11,129	11,234	10,851	10,289	10,129	9,586	8,450	11,493	12,949	13,480	12,925	12,328	12,250	11,635	12,599	12,431	11,418	12,545	12,093	12,340	11,816	10,435	12,115	11,956	13,545	13,923	13,884	13,588	13,698	13,358	13,325	13,309	14,103	13,424	13,257	12,802	12,650	11,941	12,057	11,885	11,530	11,642	11,622	11,637	11,525	11,232	11,122	9,836	10,129	9,952	9,781	9,211	9,307	9,190	9,201	8,348	8,146	8,938	9,487	9,522	9,061	9,604	10,078	10,417	10,670	10,500	10,456	10,509	9,783	10,178	10,157	10,000
C000017410
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,130	11,504	11,346	11,119	10,810	10,659	10,425	10,780	10,658	10,820	10,861	10,344	9,822	10,070	10,434	10,549	10,575	10,665	10,794	10,708	10,481	10,777	10,340	10,365	9,973	10,270	10,878	11,199	10,913	11,136	11,164	11,599	12,033	12,196	12,395	12,447	12,402	12,392	12,481	12,496	12,353	12,284	12,262	12,132	12,292	12,476	12,527	12,520	12,452	12,523	12,476	12,523	12,393	12,292	12,238	12,031	12,081	11,813	11,566	11,609	11,628	11,617	11,683	11,365	11,356	11,265	11,028	11,051	10,848	10,860	10,782	10,571	10,493	10,559	10,648	10,560	10,593	10,593	10,495	10,562	10,483	10,547	10,696	10,656	10,672	10,669	10,719	10,600	10,567	10,586	10,500	10,426	10,416	10,352	10,340	10,340	10,596	10,675	10,651	10,658	10,596	10,434	10,424	10,394	10,375	10,335	10,185	10,204	10,224	10,235	10,176	10,177	10,119	10,191	10,193	10,205	10,149	10,210	10,076	10,067	10,000
C000017411
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 10,840	11,206	11,057	10,830	10,525	10,382	10,162	10,524	10,395	10,562	10,600	10,098	9,592	9,827	10,185	10,305	10,318	10,416	10,551	10,457	10,242	10,535	10,110	10,133	9,763	10,046	10,647	10,964	10,683	10,896	10,924	11,363	11,788	11,945	12,148	12,199	12,157	12,151	12,237	12,253	12,107	12,043	12,025	11,903	12,068	12,245	12,295	12,291	12,228	12,298	12,255	12,314	12,181	12,087	12,037	11,831	11,881	11,616	11,381	11,424	11,443	11,434	11,509	11,206	11,198	11,101	10,875	10,898	10,695	10,718	10,634	10,433	10,360	10,425	10,522	10,439	10,472	10,463	10,381	10,458	10,373	10,445	10,579	10,550	10,567	10,566	10,626	10,513	10,482	10,503	10,421	10,342	10,333	10,283	10,264	10,276	10,524	10,601	10,590	10,598	10,539	10,375	10,367	10,349	10,332	10,285	10,142	10,162	10,183	10,204	10,149	10,151	10,097	10,168	10,173	10,187	10,135	10,197	10,070	10,063	10,000
C000218394
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 9,244	9,564	9,421	9,233	8,978	8,852	8,658	8,962	8,850	8,989	9,027	8,588	8,156	8,360	8,661	8,755	8,787	8,861	8,967	8,895	8,707	8,951	8,589	8,620	8,295	8,530	9,032	9,307	9,060	9,244	9,277	9,635	9,994	10,128	10,302	10,335	10,296	10,288	10,371	10,373	10,254	10,196	10,178	10,070	10,212	10,353	10,395	10,389	10,322	10,370	10,331	10,379	10,252	10,177	10,122	9,961	10,000
C000017399
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 38,888	38,597	37,876	36,771	38,062	35,259	33,537	35,410	34,793	32,804	31,187	29,858	26,293	26,780	28,439	28,781	27,786	26,252	24,956	24,614	23,174	23,858	21,609	23,183	22,169	21,026	23,596	24,851	22,547	24,197	24,980	29,226	28,581	30,343	33,962	33,945	34,067	31,956	33,930	32,512	31,384	29,106	29,449	27,063	26,926	26,293	26,987	26,746	24,277	24,790	25,785	23,815	22,400	21,496	19,753	17,114	19,163	20,088	19,369	18,899	18,038	17,620	17,809	18,142	17,999	17,007	17,888	16,968	16,374	15,786	14,240	15,524	15,160	16,921	16,904	16,032	15,613	15,462	14,887	14,518	14,685	15,015	13,931	13,850	13,465	13,212	13,150	12,951	12,473	12,442	12,203	11,814	11,517	11,061	10,490	10,560	10,817	11,158	11,216	11,311	10,627	10,784	10,498	10,506	9,979	10,286	11,411	11,477	11,454	10,415	10,755	11,543	10,670	10,612	10,542	10,496	10,623	9,932	10,171	10,172	10,000
C000017400
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 38,107	37,820	37,130	36,053	37,317	34,573	32,891	34,731	34,127	32,187	30,592	29,296	25,810	26,283	27,914	28,250	27,279	25,785	24,515	24,179	22,772	23,445	21,241	22,775	21,780	20,666	23,193	24,427	22,158	23,790	24,556	28,735	28,108	29,839	33,411	33,392	33,521	31,446	33,392	32,008	30,901	28,661	29,007	26,663	26,525	25,911	26,594	26,363	23,933	24,453	25,436	23,502	22,103	21,216	19,490	16,901	18,923	19,842	19,131	18,674	17,826	17,413	17,601	17,934	17,797	16,818	17,695	16,789	16,202	15,622	14,092	15,373	15,013	16,764	16,746	15,885	15,471	15,324	14,763	14,391	14,568	14,891	13,823	13,745	13,361	13,115	13,058	12,860	12,391	12,363	12,126	11,743	11,449	10,995	10,432	10,502	10,758	11,103	11,160	11,257	10,581	10,740	10,458	10,466	9,945	10,250	11,377	11,442	11,422	10,386	10,730	11,516	10,648	10,591	10,530	10,485	10,612	9,924	10,170	10,170	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962	10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,105	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,580	10,517	10,600	10,669	10,601	10,598	10,612	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,686	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,389	10,641	10,723	10,729	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962	10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,105	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,580	10,517	10,600	10,669	10,601	10,598	10,612	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,686	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,389	10,641	10,723	10,729	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962	10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,105	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,580	10,517	10,600	10,669	10,601	10,598	10,612	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,686	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,389	10,641	10,723	10,729	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962	10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,105	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,580	10,517	10,600	10,669	10,601	10,598	10,612	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,686	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,389	10,641	10,723	10,729	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,539	9,781	9,652	9,515	9,298	9,211	9,057	9,292	9,207	9,339	9,365	9,020	8,629	8,767	8,996	9,054	9,060	9,092	9,192	9,137	8,911	9,147	8,874	8,914	8,598	8,711	9,104	9,369	9,146	9,291	9,232	9,596	9,870	9,982	10,201	10,228	10,197	10,200	10,289	10,309	10,195	10,124	10,091	10,012	10,138	10,287	10,361	10,347	10,246	10,292	10,298	10,382	10,229	10,165	10,118	9,941	10,000
TCW Index: JPMorgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Account Value	$ 13,340	13,573	13,327	13,025	12,786	12,708	12,483	12,748	12,487	12,366	12,493	11,929	11,289	11,444	11,750	11,930	11,706	11,450	11,516	11,455	11,346	11,602	11,246	11,209	10,418	10,403	11,110	11,216	10,900	11,623	11,620	12,308	12,419	13,289	13,678	13,490	13,742	13,739	14,030	13,894	13,836	13,735	13,591	13,296	13,426	13,777	13,929	13,669	13,161	13,165	13,414	13,345	12,867	12,430	11,719	11,462	13,304	13,434	13,233	12,972	13,034	12,997	13,057	12,960	12,804	12,384	12,333	12,303	12,130	12,011	11,503	11,350	11,398	11,649	11,476	11,678	11,387	11,524	11,634	11,805	11,771	12,010	12,015	11,927	11,921	11,877	11,876	11,669	11,572	11,589	11,487	11,319	11,276	11,055	10,897	10,754	11,213	11,354	11,308	11,110	10,913	10,557	10,576	10,392	10,063	9,875	9,893	10,033	10,039	9,771	9,899	9,989	9,940	10,098	10,137	9,974	9,952	9,868	9,777	10,009	10,000
TCW Index: JPMorgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Account Value	$ 13,340	13,573	13,327	13,025	12,786	12,708	12,483	12,748	12,487	12,366	12,493	11,929	11,289	11,444	11,750	11,930	11,706	11,450	11,516	11,455	11,346	11,602	11,246	11,209	10,418	10,403	11,110	11,216	10,900	11,623	11,620	12,308	12,419	13,289	13,678	13,490	13,742	13,739	14,030	13,894	13,836	13,735	13,591	13,296	13,426	13,777	13,929	13,669	13,161	13,165	13,414	13,345	12,867	12,430	11,719	11,462	13,304	13,434	13,233	12,972	13,034	12,997	13,057	12,960	12,804	12,384	12,333	12,303	12,130	12,011	11,503	11,350	11,398	11,649	11,476	11,678	11,387	11,524	11,634	11,805	11,771	12,010	12,015	11,927	11,921	11,877	11,876	11,669	11,572	11,589	11,487	11,319	11,276	11,055	10,897	10,754	11,213	11,354	11,308	11,110	10,913	10,557	10,576	10,392	10,063	9,875	9,893	10,033	10,039	9,771	9,899	9,989	9,940	10,098	10,137	9,974	9,952	9,868	9,777	10,009	10,000
TCW Index: JPMorgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Account Value	$ 10,027	10,202	10,017	9,790	9,610	9,552	9,383	9,581	9,385	9,294	9,390	8,966	8,485	8,602	8,832	8,967	8,798	8,606	8,656	8,610	8,528	8,721	8,453	8,425	7,831	7,819	8,350	8,430	8,193	8,736	8,734	9,251	9,335	9,989	10,281	10,139	10,329	10,327	10,545	10,443	10,399	10,324	10,215	9,994	10,091	10,355	10,469	10,274	9,892	9,895	10,082	10,031	9,672	9,343	8,809	8,615	10,000
TCW Index: JPMorgan GBI-EM Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan GBI-EM Global Diversified Index
Account Value	$ 9,942	10,423	10,081	9,780	9,563	9,667	9,514	9,722	9,724	9,780	9,932	9,623	9,141	9,190	9,510	9,773	9,499	9,199	9,347	9,267	8,900	9,191	8,812	8,626	8,054	8,125	8,541	8,553	8,529	8,926	8,771	9,334	9,479	9,978	9,978	9,826	10,102	10,238	10,602	10,521	10,566	10,696	10,435	10,205	10,528	10,818	10,935	10,567	10,018	9,975	10,180	10,214	9,915	9,868	9,382	9,028	10,153	10,511	10,648	10,225	10,415	10,121	10,025	10,297	10,202	9,670	9,641	9,658	9,788	9,896	9,384	9,263	9,010	9,190	8,958	9,538	9,361	9,636	10,141	10,450	10,344	10,453	10,005	9,807	9,645	9,924	9,958	9,783	9,584	9,540	9,357	9,249	9,040	8,880	8,684	8,525	9,169	9,248	9,064	9,061	9,006	8,506	8,995	8,769	8,041	7,926	7,899	8,079	8,258	7,900	8,142	8,604	8,831	8,940	9,176	8,916	9,190	9,315	9,284	9,869	10,000
TCW Index: JPMorgan GBI-EM Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan GBI-EM Global Diversified Index
Account Value	$ 9,942	10,423	10,081	9,780	9,563	9,667	9,514	9,722	9,724	9,780	9,932	9,623	9,141	9,190	9,510	9,773	9,499	9,199	9,347	9,267	8,900	9,191	8,812	8,626	8,054	8,125	8,541	8,553	8,529	8,926	8,771	9,334	9,479	9,978	9,978	9,826	10,102	10,238	10,602	10,521	10,566	10,696	10,435	10,205	10,528	10,818	10,935	10,567	10,018	9,975	10,180	10,214	9,915	9,868	9,382	9,028	10,153	10,511	10,648	10,225	10,415	10,121	10,025	10,297	10,202	9,670	9,641	9,658	9,788	9,896	9,384	9,263	9,010	9,190	8,958	9,538	9,361	9,636	10,141	10,450	10,344	10,453	10,005	9,807	9,645	9,924	9,958	9,783	9,584	9,540	9,357	9,249	9,040	8,880	8,684	8,525	9,169	9,248	9,064	9,061	9,006	8,506	8,995	8,769	8,041	7,926	7,899	8,079	8,258	7,900	8,142	8,604	8,831	8,940	9,176	8,916	9,190	9,315	9,284	9,869	10,000
TCW Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
TCW Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
TCW Index: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,626	25,183	24,602	23,985	23,598	23,075	22,161	22,907	22,198	21,277	21,149	20,173	18,460	19,028	19,841	20,403	19,677	18,590	18,777	18,503	17,937	18,460	17,221	17,919	16,622	15,672	17,323	17,978	16,799	18,337	18,303	19,887	19,454	19,964	20,991	20,178	20,669	19,660	20,498	19,992	19,849	19,585	19,274	18,460	17,970	17,558	17,634	16,846	14,992	15,362	15,868	14,947	14,191	13,746	13,165	11,886	13,731	14,932	15,095	14,575	14,222	13,840	13,548	13,871	13,826	12,971	13,776	13,319	13,146	12,798	11,858	12,751	12,561	13,576	13,511	13,400	13,004	13,069	13,042	12,911	13,185	13,758	13,021	12,810	12,561	12,302	12,065	12,013	11,682	11,625	11,364	11,184	11,042	10,736	10,448	10,223	10,141	10,313	10,246	10,207	9,782	9,837	9,816	9,668	8,995	9,052	9,631	9,803	9,881	9,159	9,499	10,194	10,102	10,341	10,347	10,050	10,202	9,660	9,811	10,000
TCW Index: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,626	25,183	24,602	23,985	23,598	23,075	22,161	22,907	22,198	21,277	21,149	20,173	18,460	19,028	19,841	20,403	19,677	18,590	18,777	18,503	17,937	18,460	17,221	17,919	16,622	15,672	17,323	17,978	16,799	18,337	18,303	19,887	19,454	19,964	20,991	20,178	20,669	19,660	20,498	19,992	19,849	19,585	19,274	18,460	17,970	17,558	17,634	16,846	14,992	15,362	15,868	14,947	14,191	13,746	13,165	11,886	13,731	14,932	15,095	14,575	14,222	13,840	13,548	13,871	13,826	12,971	13,776	13,319	13,146	12,798	11,858	12,751	12,561	13,576	13,511	13,400	13,004	13,069	13,042	12,911	13,185	13,758	13,021	12,810	12,561	12,302	12,065	12,013	11,682	11,625	11,364	11,184	11,042	10,736	10,448	10,223	10,141	10,313	10,246	10,207	9,782	9,837	9,816	9,668	8,995	9,052	9,631	9,803	9,881	9,159	9,499	10,194	10,102	10,341	10,347	10,050	10,202	9,660	9,811	10,000
TCW Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962	10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,105	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,580	10,517	10,600	10,669	10,601	10,598	10,612	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,686	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,389	10,641	10,723	10,729	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962	10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,105	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,580	10,517	10,600	10,669	10,601	10,598	10,612	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,686	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,389	10,641	10,723	10,729	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,539	9,781	9,652	9,515	9,298	9,211	9,057	9,292	9,207	9,339	9,365	9,020	8,629	8,767	8,996	9,054	9,060	9,092	9,192	9,137	8,911	9,147	8,874	8,914	8,598	8,711	9,104	9,369	9,146	9,291	9,232	9,596	9,870	9,982	10,201	10,228	10,197	10,200	10,289	10,309	10,195	10,124	10,091	10,012	10,138	10,287	10,361	10,347	10,246	10,292	10,298	10,382	10,229	10,165	10,118	9,941	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,271	18,616	18,312	17,983	17,650	17,303	16,799	17,345	17,032	16,815	16,730	16,069	15,107	15,382	15,928	16,093	15,895	15,518	15,593	15,440	14,992	15,380	14,738	15,127	14,484	14,136	15,083	15,602	14,837	15,494	15,423	16,367	16,397	16,709	17,290	17,011	17,028	16,567	16,971	16,786	16,518	16,297	16,220	15,808	15,651	15,614	15,745	15,494	14,761	14,960	15,196	14,841	14,388	14,221	13,917	13,105	13,837	14,151	13,991	13,830	13,636	13,495	13,437	13,315	13,221	12,765	12,956	12,748	12,507	12,352	11,895	12,201	12,060	12,460	12,480	12,272	12,090	12,070	11,904	11,939	12,015	12,265	12,072	11,986	11,850	11,736	11,673	11,597	11,473	11,451	11,335	11,237	11,235	11,016	10,920	10,825	10,818	10,949	10,952	10,953	10,754	10,628	10,551	10,510	10,178	10,140	10,259	10,344	10,348	10,010	10,069	10,327	10,199	10,346	10,308	10,291	10,328	10,151	10,146	10,150	10,000
TCW Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
TCW Index: 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,271	18,616	18,312	17,983	17,650	17,303	16,799	17,345	17,032	16,815	16,730	16,069	15,107	15,382	15,928	16,093	15,895	15,518	15,593	15,440	14,992	15,380	14,738	15,127	14,484	14,136	15,083	15,602	14,837	15,494	15,423	16,367	16,397	16,709	17,290	17,011	17,028	16,567	16,971	16,786	16,518	16,297	16,220	15,808	15,651	15,614	15,745	15,494	14,761	14,960	15,196	14,841	14,388	14,221	13,917	13,105	13,837	14,151	13,991	13,830	13,636	13,495	13,437	13,315	13,221	12,765	12,956	12,748	12,507	12,352	11,895	12,201	12,060	12,460	12,480	12,272	12,090	12,070	11,904	11,939	12,015	12,265	12,072	11,986	11,850	11,736	11,673	11,597	11,473	11,451	11,335	11,237	11,235	11,016	10,920	10,825	10,818	10,949	10,952	10,953	10,754	10,628	10,551	10,510	10,178	10,140	10,259	10,344	10,348	10,010	10,069	10,327	10,199	10,346	10,308	10,291	10,328	10,151	10,146	10,150	10,000
TCW Index: S&P Global REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global REIT Index
Account Value	$ 15,769	16,505	15,982	15,053	14,187	14,001	13,468	14,356	13,963	13,911	14,488	13,206	11,932	12,511	13,373	13,796	13,341	12,912	13,401	13,205	13,588	14,210	12,990	13,440	12,619	12,121	13,867	14,749	13,602	14,835	15,599	16,388	15,517	15,880	17,003	15,810	16,031	15,103	15,986	15,695	15,084	14,819	14,612	13,660	13,195	12,813	12,832	12,326	11,026	11,373	11,748	11,527	11,082	10,817	10,714	9,943	12,928	14,082	13,965	13,981	14,140	13,817	13,455	13,124	13,034	12,761	12,786	12,832	12,453	12,453	11,218	11,902	11,489	11,870	12,143	11,949	11,844	11,558	11,306	11,130	10,831	11,596	11,780	11,641	11,293	11,407	11,439	11,459	11,249	11,127	11,105	11,030	11,204	10,857	10,844	10,417	10,706	11,396	11,535	11,918	11,395	10,874	10,841	10,876	9,921	9,821	10,144	10,042	10,196	9,645	9,451	10,051	9,672	10,047	10,168	10,473	10,469	10,635	10,084	10,000
TCW Index: S&P Global REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global REIT Index
Account Value	$ 15,769	16,505	15,982	15,053	14,187	14,001	13,468	14,356	13,963	13,911	14,488	13,206	11,932	12,511	13,373	13,796	13,341	12,912	13,401	13,205	13,588	14,210	12,990	13,440	12,619	12,121	13,867	14,749	13,602	14,835	15,599	16,388	15,517	15,880	17,003	15,810	16,031	15,103	15,986	15,695	15,084	14,819	14,612	13,660	13,195	12,813	12,832	12,326	11,026	11,373	11,748	11,527	11,082	10,817	10,714	9,943	12,928	14,082	13,965	13,981	14,140	13,817	13,455	13,124	13,034	12,761	12,786	12,832	12,453	12,453	11,218	11,902	11,489	11,870	12,143	11,949	11,844	11,558	11,306	11,130	10,831	11,596	11,780	11,641	11,293	11,407	11,439	11,459	11,249	11,127	11,105	11,030	11,204	10,857	10,844	10,417	10,706	11,396	11,535	11,918	11,395	10,874	10,841	10,876	9,921	9,821	10,144	10,042	10,196	9,645	9,451	10,051	9,672	10,047	10,168	10,473	10,469	10,635	10,084	10,000
TCW Index:Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Account Value	$ 16,073	16,161	15,903	15,648	15,350	15,206	15,041	15,184	15,006	14,962	14,963	14,425	13,800	13,964	14,133	14,092	13,900	13,671	13,798	13,660	13,517	13,692	13,190	13,272	12,991	12,662	13,185	13,495	12,744	13,664	13,632	14,134	14,297	14,445	14,850	14,577	14,722	14,749	14,749	14,673	14,618	14,425	14,383	14,229	14,207	14,155	14,108	13,847	13,320	13,254	13,392	13,264	12,674	12,554	12,029	11,507	12,997	13,183	13,179	12,921	12,879	12,843	12,797	12,746	12,674	12,392	12,541	12,365	12,250	12,050	11,529	11,781	11,883	12,076	12,009	11,921	11,793	11,746	11,749	11,673	11,744	11,844	11,774	11,738	11,768	11,719	11,614	11,619	11,492	11,476	11,377	11,248	11,273	11,111	10,952	10,754	10,805	10,763	10,692	10,473	10,197	10,104	10,042	9,664	9,253	9,200	9,351	9,592	9,809	9,547	9,799	9,973	10,031	10,183	10,152	10,031	10,086	9,849	9,784	9,928	10,000
TCW Index: FTSE U.S. High Yield Cash Pay Capped Custom Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE U.S. High Yield Cash Pay Capped Custom Index
Account Value	$ 15,650	15,725	15,472	15,224	14,930	14,788	14,630	14,764	14,592	14,549	14,535	14,026	13,404	13,596	13,741	13,702	13,505	13,290	13,409	13,259	13,123	13,289	12,798	12,878	12,679	12,291	12,821	13,116	12,366	13,261	13,252	13,720	13,824	13,960	14,332	14,054	14,207	14,233	14,222	14,144	14,100	13,929	13,894	13,749	13,702	13,667	13,630	13,374	12,885	12,826	12,949	12,818	12,226	12,142	11,575	11,192	12,679	12,903	12,908	12,644	12,580	12,552	12,523	12,487	12,438	12,148	12,318	12,154	12,036	11,849	11,320	11,589	11,693	11,882	11,813	11,733	11,611	11,567	11,556	11,490	11,561	11,672	11,581	11,544	11,566	11,518	11,418	11,431	11,301	11,298	11,202	11,084	11,111	10,964	10,830	10,629	10,662	10,634	10,566	10,344	10,093	9,986	9,915	9,529	9,119	9,067	9,232	9,497	9,734	9,458	9,723	9,921	10,005	10,160	10,121	9,987	10,050	9,797	9,759	9,924	10,000
TCW Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,887	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,437	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943	11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
TCW Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207	17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,887	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,437	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943	11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
TCW Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,463	22,749	22,328	21,915	20,666	21,003	20,275	21,394	20,342	19,414	19,768	18,339	16,759	17,633	18,578	19,260	18,456	16,983	17,771	17,770	18,348	18,955	17,538	18,477	17,379	15,879	17,584	18,139	16,702	18,765	18,411	19,574	18,997	19,086	19,937	18,759	19,347	18,369	19,072	18,671	18,557	18,775	18,412	17,563	16,700	15,499	15,535	14,848	13,020	12,900	13,199	12,696	12,124	11,988	11,457	10,107	13,075	14,512	14,800	14,363	13,990	13,916	13,373	13,862	13,747	12,878	13,761	13,322	13,256	12,847	11,648	13,014	12,710	13,696	13,805	13,620	13,259	13,153	13,012	12,948	12,916	13,585	13,280	13,118	12,689	12,587	12,253	12,487	12,323	12,143	12,180	12,157	12,247	11,914	11,717	11,512	10,834	11,103	11,057	11,081	10,630	10,534	10,365	10,147	9,289	9,225	9,764	10,076	10,047	9,469	9,796	10,282	10,296	10,567	10,383	10,503	10,522	10,108	10,254	10,178	0
TCW Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,463	22,749	22,328	21,915	20,666	21,003	20,275	21,394	20,342	19,414	19,768	18,339	16,759	17,633	18,578	19,260	18,456	16,983	17,771	17,770	18,348	18,955	17,538	18,477	17,379	15,879	17,584	18,139	16,702	18,765	18,411	19,574	18,997	19,086	19,937	18,759	19,347	18,369	19,072	18,671	18,557	18,775	18,412	17,563	16,700	15,499	15,535	14,848	13,020	12,900	13,199	12,696	12,124	11,988	11,457	10,107	13,075	14,512	14,800	14,363	13,990	13,916	13,373	13,862	13,747	12,878	13,761	13,322	13,256	12,847	11,648	13,014	12,710	13,696	13,805	13,620	13,259	13,153	13,012	12,948	12,916	13,585	13,280	13,118	12,689	12,587	12,253	12,487	12,323	12,143	12,180	12,157	12,247	11,914	11,717	11,512	10,834	11,103	11,057	11,081	10,630	10,534	10,365	10,147	9,289	9,225	9,764	10,076	10,047	9,469	9,796	10,282	10,296	10,567	10,383	10,503	10,522	10,108	10,254	10,178	0
TCW Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,812	44,961	43,722	42,830	43,571	40,819	38,513	40,219	39,523	36,999	36,098	34,568	31,170	31,620	33,439	33,742	32,642	30,553	29,221	28,935	27,084	27,409	25,301	27,398	26,204	24,757	27,423	28,763	25,681	27,890	28,554	32,476	31,253	32,639	35,704	34,964	34,752	31,982	33,879	32,658	31,616	29,750	30,167	28,245	27,768	27,775	27,982	26,751	24,267	25,120	26,360	23,894	22,187	21,261	19,924	17,356	19,249	20,656	20,204	19,613	18,779	18,265	18,262	18,403	17,997	16,840	17,976	17,199	16,723	16,145	14,814	16,207	16,037	17,612	17,514	16,606	16,132	15,978	15,308	15,254	15,684	16,107	15,041	14,925	14,485	13,945	13,766	13,518	13,168	13,203	12,868	12,580	12,437	11,941	11,551	11,410	11,167	11,436	11,394	11,451	10,935	10,978	10,769	10,868	10,181	10,186	10,788	10,949	10,918	10,052	10,307	10,974	10,614	10,804	10,654	10,601	10,723	10,053	10,209	10,317	10,000
TCW Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,812	$ 44,961	$ 43,722	$ 42,830	$ 43,571	$ 40,819	$ 38,513	$ 40,219	$ 39,523	$ 36,999	$ 36,098	$ 34,568	$ 31,170	$ 31,620	$ 33,439	$ 33,742	$ 32,642	$ 30,553	$ 29,221	$ 28,935	$ 27,084	$ 27,409	$ 25,301	$ 27,398	$ 26,204	$ 24,757	$ 27,423	$ 28,763	$ 25,681	$ 27,890	$ 28,554	$ 32,476	$ 31,253	$ 32,639	$ 35,704	$ 34,964	$ 34,752	$ 31,982	$ 33,879	$ 32,658	$ 31,616	$ 29,750	$ 30,167	$ 28,245	$ 27,768	$ 27,775	$ 27,982	$ 26,751	$ 24,267	$ 25,120	$ 26,360	$ 23,894	$ 22,187	$ 21,261	$ 19,924	$ 17,356	$ 19,249	$ 20,656	$ 20,204	$ 19,613	$ 18,779	$ 18,265	$ 18,262	$ 18,403	$ 17,997	$ 16,840	$ 17,976	$ 17,199	$ 16,723	$ 16,145	$ 14,814	$ 16,207	$ 16,037	$ 17,612	$ 17,514	$ 16,606	$ 16,132	$ 15,978	$ 15,308	$ 15,254	$ 15,684	$ 16,107	$ 15,041	$ 14,925	$ 14,485	$ 13,945	$ 13,766	$ 13,518	$ 13,168	$ 13,203	$ 12,868	$ 12,580	$ 12,437	$ 11,941	$ 11,551	$ 11,410	$ 11,167	$ 11,436	$ 11,394	$ 11,451	$ 10,935	$ 10,978	$ 10,769	$ 10,868	$ 10,181	$ 10,186	$ 10,788	$ 10,949	$ 10,918	$ 10,052	$ 10,307	$ 10,974	$ 10,614	$ 10,804	$ 10,654	$ 10,601	$ 10,723	$ 10,053	$ 10,209	$ 10,317	$ 10,000